Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,384,000
Previously Paid Amount	0.00
Total Fee Amount	294.41
Total Offset Amount	0.00
Net Fee	294.41
Narrative - Max Aggregate Offering Price	$ 3,384,000
Final Prospectus	true